UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows from Operating Activities
Net Income for the Period	$ 6,391,079	$ 9,952,040
Non-Cash Adjustments:
Amortization of Debt Discount	5,371	30,778
(Gain) Loss on Derivative	(6,922)	30,552
Gain on Conversion Feature of Preferred Stock		(10,271,736)
Interest on Convertible Notes Paid with Stock		139
Common Stock Issued in Exchange for Services Rendered	3,984
Write Off of Liabilities	(6,550,616)
Changes in Assets and Liabilities:
Judgements Payable	8,939	17,877
Accounts Payable		22,485
Accrued Expenses	144,067	224,060
Net Cash Flows Used In Operating Activities	(4,098)	6,195
Cash Flows from Investing Activities
Cash Proceeds - Note Receivable Related Party	297	(12,862)
Cash Flows from Financing Activities
Bank Overdraft		44
Cash Proceeds from Notes Payable Affiliates	3,767	1,619
Proceeds from Convertible Notes Payable		5,000
Net Cash Flows Used In Financing Activities	3,767	6,663
Net Change in Cash and Cash Equivalents	(34)	(4)
Cash and Cash Equivalents - Beginning of Period	41	4
Cash and Cash Equivalents - End of Period	7
Cash Paid During the Period for:
Interest
Income Taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common Stock Issued for Prepaid Services	5,516
Common Stock Exchanged for Debt	$ 1,333	$ 2,185